Average Annual Total Returns - FidelityAdvisorEquityGrowthFund-AMCIZPRO - FidelityAdvisorEquityGrowthFund-AMCIZPRO - Fidelity Advisor Equity Growth Fund	Jan. 28, 2023
Fidelity Advisor Equity Growth Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(28.99%)
Past 5 years	10.71%
Past 10 years	13.70%
Fidelity Advisor Equity Growth Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(29.37%)
Past 5 years	8.60%
Past 10 years	12.09%
Fidelity Advisor Equity Growth Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(16.90%)
Past 5 years	8.48%
Past 10 years	11.32%
Fidelity Advisor Equity Growth Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(25.95%)
Past 5 years	11.17%
Past 10 years	13.68%
Fidelity Advisor Equity Growth Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(27.44%)
Past 5 years	10.98%
Past 10 years	13.72%
Fidelity Advisor Equity Growth Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(24.44%)
Past 5 years	12.32%
Past 10 years	14.69%
Fidelity Advisor Equity Growth Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(24.35%)
Past 5 years	12.46%
Since Inception	13.64%	[1]
RS007
Average Annual Return:
Past 1 year	(28.97%)
Past 5 years	10.45%
Past 10 years	13.75%

[1]	A From August 13, 2013